UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-21346

Name of Fund:  Muni New York Intermediate Duration Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Chief Executive
         Officer, Muni New York Intermediate Duration Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/06

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments


Muni New York Intermediate Duration Fund, Inc.

Schedule of Investments as of August 31, 2005                                                                      (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                            Value
New York - 130.3%    $     760   Albany County, New York, IDA, IDR (Albany College of Pharmacy), Series A,
                                 5.25% due 12/01/2019                                                                 $       807

                         1,000   Albany, New York, Municipal Water Finance Authority, Second Resolution Revenue
                                 Bonds, Series B, 5.25% due 12/01/2023 (c)                                                  1,052

                           480   Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis
                                 Hospital), Series B, 7.25% due 3/01/2019                                                     526

                         2,000   Erie County, New York, IDA, Life Care Community Revenue Bonds (Episcopal Church
                                 Home), Series A, 5.875% due 2/01/2018                                                      2,078

                                 Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo
                                 Project) (b):
                         3,835       5.75% due 5/01/2024                                                                    4,226
                         1,000       5.75% due 5/01/2026                                                                    1,153

                         2,000   Hempstead Town, New York, IDA, Resource Recovery Revenue Refunding Bonds (American
                                 Refinery-Fuel Co. Project), 5% due 12/01/2010                                              2,095

                         1,615   New York City, New York, City Housing Development Corporation, Presidential Revenue
                                 Bonds (The Animal Medical Center), Series A, 5.50% due 12/01/2033                          1,714

                         1,415   New York City, New York, City IDA, Civic Facility Revenue Bonds (PSCH Inc. Project),
                                 6.20% due 7/01/2020                                                                        1,529

                         1,000   New York City, New York, City IDA Revenue Bonds (Visy Paper Inc. Project), AMT, 7.95%
                                 due 1/01/2028                                                                              1,038

                                 New York City, New York, City IDA, Special Facilities Revenue Bonds, AMT:
                         1,500       (1990 American Airlines Inc. Project), 5.40% due 7/01/2020                             1,097
                         1,000       (British Airways PLC Project), 7.625% due 12/01/2032                                   1,112
                         1,000       (Continental Airlines Inc. Project), 8.375% due 11/01/2016                             1,005

                         1,000   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series A, 5.25% due 6/15/2011                             1,099

                                 New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, Series C:
                         1,790       5.50% due 5/01/2009 (h)                                                                1,961
                         1,190       5.50% due 5/01/2025                                                                    1,283

                                 New York City, New York, GO, Refunding:
                         1,000       Series F, 5.25% due 8/01/2009                                                          1,074
                         2,000       Series G, 5.50% due 8/01/2012 (d)                                                      1,626
                         1,505       Series G, 5% due 12/01/2021 (a)                                                        2,243

                                 New York City, New York, GO, Series J:
                         1,500       5.25% due 5/15/2018 (c)                                                                1,662
                         3,000       5.50% due 6/01/2021                                                                    3,306


Portfolio Abbreviations


To simplify the listings of Muni New York Intermediate Duration, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the names of securities according to the list at below.


AMT    Alternative Minimum Tax (subject to)
BAN    Bond Anticipation Notes
GO     General Obligation Bonds
HFA    Housing Finance Agency
IDA    Industrial Development Authority
IDR    Industrial Development Revenue Bonds
TAN    Tax Anticipation Notes



Muni New York Intermediate Duration Fund, Inc.

Schedule of Investments as of August 31, 2005 (concluded)                                                          (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                            Value
New York             $     500   New York City, New York, Trust for Cultural Resources Revenue Bonds (Museum of
(concluded)                      American Folk Art), 6.125% due 7/01/2030 (i)                                         $       549

                         1,000   New York State Dormitory Authority, Mental Health Services Facilities Improvement,
                                 Revenue Bonds, Series B, 5% due 2/15/2035 (a)                                              1,063

                         1,000   New York State Dormitory Authority, Non-State Supported Debt, Insured Revenue
                                 Bonds (United Cerebral Palsy Affiliates - Pooled Loan Program), Series A, 5% due
                                 7/01/2034 (k)                                                                              1,062

                         1,000   New York State Dormitory Authority, Non-State Supported Debt, Insured Revenue
                                 Refunding Bonds (Canisius College), 5% due 7/01/2018 (c)                                   1,089

                                 New York State Dormitory Authority Revenue Bonds:
                         1,500       (North Shore Long Island Jewish Group), 5% due 5/01/2013                               1,604
                         1,735       (Winthrop S. Nassau University), 5.50% due 7/01/2011                                   1,887

                                 New York State Dormitory Authority, Revenue Refunding Bonds:
                         1,305       (Lenox Hill Hospital Obligation Group), 5.75% due 7/01/2017                            1,413
                         1,000       (Mount Sinai Health), Series A, 6.50% due 7/01/2015                                    1,068
                         1,000       (Mount Sinai Health), Series A, 6.625% due 7/01/2018                                   1,073
                         4,000       (North Shore University Hospital), 5.20% due 11/01/2017 (c)                            4,280
                         1,000       (State University Educational Facilities), Series A, 5.50% due 5/15/2013               1,124

                         1,500   New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds
                                 (Department of Health), Series A, 5% due 7/01/2025 (g)                                     1,608

                         1,000   New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue
                                 Bonds (Waste Management Inc. Project), AMT, Series A, 4.45% due 7/01/2017                  1,020

                         1,000   New York State Environmental Facilities Corporation, State Clean Water and Drinking
                                 Revolving Funds Revenue Bonds, Series G, 5.25% due 10/15/2014                              1,098

                         1,355   New York State HFA, Service Contract Revenue Refunding Bonds, Series K, 5% due
                                 9/15/2009                                                                                  1,443

                         3,500   New York State Local Government Assistance Corporation, Revenue Refunding Bonds,
                                 Sub-Lien, Series A-1, 5% due 4/01/2012 (b)                                                 3,834

                         1,000   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 117,
                                 4% due 4/01/2013                                                                             995

                         2,000   New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
                                 Series C, 5.25% due 12/01/2018                                                             2,180

                         1,000   New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue Refunding
                                 Bonds, Series B, 5.25% due 4/01/2009 (e)(h)                                                1,086

                         1,000   New York State Thruway Authority, Highway and Bridge Trust Fund, Second General
                                 Revenue Refunding Bonds, Series B, 5% due 4/01/2021 (a)                                    1,090

                         3,000   New York State Urban Development Corporation, Correctional and Youth Facilities
                                 Services Revenue Refunding Bonds, Series A, 5% due 1/01/2017                               3,210

                         2,000   New York State Urban Development Corporation Revenue Bonds, Subordinate Lien,
                                 Corporation Purpose, Series A, 5.125% due 7/01/2019                                        2,166

                         1,000   Niagara Falls, New York, Public Water Authority, Water and Sewer System Revenue
                                 Refunding Bonds, 5.50% due 7/15/2034 (d)                                                   1,120

                                 Saratoga County, New York, IDA, Civic Facility, Revenue Refunding Bonds (The Saratoga
                                 Hospital Project), Series A (f):
                           365       4.375% due 12/01/2013                                                                    382
                           380       4.50% due 12/01/2014                                                                     400
                           395       4.50% due 12/01/2015                                                                     413

                           500   Schenectady, New York, BAN, 5.25% due 5/26/2006                                              499

                         1,000   Schenectady, New York, GO, TAN, 5.90% due 12/30/2005                                         999

                         1,085   Suffolk County, New York, IDA, IDR, Refunding (Nissequogue Cogen Partners Facility),
                                 AMT, 4.875% due 1/01/2008                                                                  1,110

                                 Tobacco Settlement Financing Corporation of New York, Asset-Backed Revenue Bonds,
                                 Series A-1:
                         1,000       5.25% due 6/01/2013                                                                    1,057
                         1,000       5.25% due 6/01/2016                                                                    1,084

                         1,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2022                                                                        1,100

                                 Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds (Kendal at
                                 Ithaca), Series A-2:
                           250       5.75% due 7/01/2018                                                                      259
                         1,000       6% due 7/01/2024                                                                       1,043

                         1,250   Utica, New York, IDA, Civic Facility Revenue Bonds (Utica College Project), Series A,
                                 6.875% due 12/01/2024                                                                      1,343

                                 Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                 Facilities Pooled Program):
                           515       Series D-1, 6.80% due 7/01/2019                                                          548
                           615       Series E-1, 5.50% due 7/01/2007                                                          624

                         1,000   Western Nassau County, New York, Water Authority, Water System Revenue Refunding
                                 Bonds, 5% due 5/01/2035 (a)                                                                1,065


Guam - 1.7%              1,000   A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds,
                                 AMT, Series C, 5.25% due 10/01/2022 (c)                                                    1,072

Puerto Rico - 10.3%              Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding
                                 Bonds:
                           750       5% due 5/15/2011                                                                         794
                         1,045       5.375% due 5/15/2033                                                                   1,078

                                 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR:
                         1,100       5% due 7/01/2029 (g)                                                                   1,182
                           850       5% due 7/01/2030 (d)                                                                     911

                           425   Puerto Rico Housing Financing Authority, Capital Funding Program Revenue Bonds,
                                 5% due 12/01/2019                                                                            456

                         1,900   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.70% due 2/01/2010 (h)                                                          2,098


U.S. Virgin Islands -      500   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
2.6%                             Coker Project), AMT, 6.50% due 7/01/2021                                                     571

                         1,000   Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Matching Fund
                                 Loan Note), Series A, 5.25% due 10/01/2024                                                 1,075

                                 Total Municipal Bonds (Cost - $87,961) - 144.9%                                           91,911

                        Shares
                          Held   Short-Term Securities
                     $     822   CMA New York Municipal Money Fund (j)                                                        822

                                 Total Short-Term Securities (Cost - $823) - 1.3%                                             822

                                 Total Investments (Cost - $88,784*) - 146.2%                                              92,733
                                 Other Assets Less Liabilities - 2.7%                                                       1,712
                                 Preferred Stock, at Redemption Value - (48.9%)                                          (31,000)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $    63,445
                                                                                                                      ===========

(a) AMBAC Insured.

(b) FSA Insured.

(c) MBIA Insured.

(d) XL Capital Insured.

(e) FGIC Insured.

(f) Radian Insured.

(g) CIFG Insured.

(h) Prerefunded.

(i) ACA Insured.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                              Net          Dividend
    Affiliate                               Activity        Income

    CMA New York Municipal Money Fund         204             $5


(k) Assured Guaranty Insured.

  * The cost and unrealized appreciation (depreciation) of investments as of August 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $        88,784
                                                ===============
    Gross unrealized appreciation               $         3,960
    Gross unrealized depreciation                          (11)
                                                ---------------
    Net unrealized appreciation                 $         3,949
                                                ===============


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Muni New York Intermediate Duration Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Muni New York Intermediate Duration Fund, Inc.


Date: October 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Muni New York Intermediate Duration Fund, Inc.


Date: October 19, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Muni New York Intermediate Duration Fund, Inc.


Date: October 19, 2005